INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Expenses Classified by Nature and Function (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
Production costs
Analysis and storage	$ 20,745	$ 5,811	$ 1,225,756	$ 67,052
Commissions and royalties	60,052	751,972	552,906	405,923
Import and export expenses	76,818	95,111	131,558	21,435
Depreciation property, plant and equipment	384,019	1,164,810	1,208,699	240,638
Freight and haulage	148,362	1,433,867	664,984	33,638
Employee benefits and social securities	3,554,197	5,313,211	7,582,440	1,781,605
Maintenance	426,634	501,699	597,497	3,358
Energy and fuel	185,379	568,848	419,716	87,063
Supplies and materials	160,069	275,378	169,674	29,885
Mobility and travel	15,980	12,097	48,068	7,540
Professional fees and outsourced services	20,462	681,790	195	14,576
Office supplies	2,418	31,394	17,790	5,813
Insurance	70,320	105,302	118,610
Systems expenses	10,072		19,057
Allowance for obsolescence	148,840	564,873	661,804	982,351
Taxes	23,850	37,388	105,104	11,967
Miscellaneous	14,398	14,962	478,191	44,556
Production costs	5,322,615	11,558,513	14,002,049	3,737,400
Selling, general and administrative expenses
Amortization intangible assets	982,952	1,270,530	1,197,988	424,179
Analysis and storage	46,781	904	225,462	71,126
Commissions and royalties	258,456	489,301	671,180	92,943
Bank expenses and commissions	67,094	30,784	51,471	73,991
Import and export expenses	(318,951)	1,396,636	725,479	232,402
Depreciation property, plant and equipment	648,192	1,064,597	798,667	280,097
Impairment of receivables	333,490	686,985	1,259,127	125,764
Freight and haulage	903,544	2,662,715	2,251,297	751,586
Employee benefits and social securities	6,661,622	12,969,653	14,265,650	2,888,707
Maintenance	297,924	532,648	408,960	148,583
Energy and fuel	258,704	195,449	610,376	126,305
Supplies and materials		214,513	1,577
Mobility and travel	723,117	1,306,067	1,373,119	272,191
Publicity and advertising	1,047,653	1,709,552	2,239,505	384,168
Contingencies	(248,727)	67,417	84,411	293,009
Telephone and communications	1,387		630
Professional fees and outsourced services	888,104	7,346,607	2,058,787	910,145
Professional fees related parties	447,723	401,005	759,149	183,393
Office supplies	466,154	352,167	549,359	160,938
Insurance	289,887	802,352	611,129	86,497
System expenses	74,084	709,539	601,955	4,633
Taxes	1,697,783	4,821,136	4,019,515	1,072,358
Miscellaneous	162,625	213,243	498,895	244,106
Total selling, general and administrative expense	15,689,598	39,243,800	35,263,688	8,827,121
Production costs and selling, general and administrative expenses
Amortization intangible assets	982,952	1,270,530	1,197,988	424,179
Analysis and Storage	67,526	6,715	1,451,218	138,178
Commissions and royalties	318,508	1,241,273	1,224,086	498,866
Bank expenses and commissions	67,094	30,784	51,471	73,991
Import and export expenses	(242,133)	1,491,747	857,037	253,837
Depreciation, property, plant and equipment	1,032,211	2,229,407	2,007,366	520,735
Impairment of receivables	333,490	686,985	1,259,127	125,764
Freight and haulage	1,051,906	4,096,582	2,916,281	785,224
Employee benefits and social securities	10,215,819	18,282,864	21,848,090	4,670,312
Maintenance	724,558	1,034,347	1,006,457	151,941
Energy and fuel	444,083	764,297	1,030,092	213,368
Supplies and materials	160,069	489,891	171,251	29,885
Mobility and travel	739,097	1,318,164	1,421,187	279,731
Publicity and advertising	1,047,653	1,709,552	2,239,505	384,168
Contingencies	(248,727)	67,417	84,411	293,009
Telephone and communications	1,387		630
Professional fees and outsourced services	908,566	8,028,397	2,058,982	924,721
Professional fees related parties	447,723	401,005	759,149	183,393
Office supplies	468,572	383,561	567,149	166,751
Insurance	360,207	907,654	729,739	86,497
System expenses	84,156	709,539	621,012	4,633
Obsolescence	148,840	564,873	661,804	982,351
Taxes	1,721,633	4,858,524	4,124,619	1,084,325
Miscellaneous	177,023	228,205	977,086	288,662
Total	$ 21,012,213	$ 50,802,313	$ 49,265,737	$ 12,564,521